Basis Of Presentation	9 Months Ended
Sep. 30, 2011
Basis Of Presentation [Abstract]
Basis Of Presentation

Note 1: Basis of Presentation

The accompanying Consolidated Financial Statements of First Data Corporation ("FDC" or the "Company") should be read in conjunction with the Company's Annual Report on Form 10-K for the year ended December 31, 2010. Significant accounting policies disclosed therein have not changed.

The accompanying Consolidated Financial Statements are unaudited; however, in the opinion of management, they include all normal recurring adjustments necessary for a fair presentation of the consolidated financial position of the Company as of September 30, 2011, the consolidated results of its operations and comprehensive income (loss) for the three and nine months ended September 30, 2011 and 2010 and the consolidated cash flows and changes in equity for the nine months ended September 30, 2011 and 2010. Results of operations reported for interim periods are not necessarily indicative of results for the entire year due in part to the seasonality of certain business units.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results could differ from these estimates.

Presentation

In the third quarter of 2011, the Company recorded a net $55.4 million pretax ($31.5 million after tax) benefit in the Consolidated Statement of Operations to correct cumulative depreciation and amortization errors related to purchase accounting associated with the Company's 2007 merger with an affiliate of Kohlberg Kravis Roberts & Co. The corrections impacted amortization of initial payments for new contracts within "Transaction and processing service fees" ($1.6 million contra-revenue), "Costs of services" ($10.2 million expense), "Depreciation and amortization" ($54.5 million benefit) and amortization of equity method investments within "Equity earnings in affiliates" ($12.7 million benefit). The errors and the cumulative correction, which totaled $55.4 million in aggregate and occurred over a four year period, were deemed immaterial to prior years and the current year, respectively.

Depreciation and amortization presented as a separate line item on the Company's Consolidated Statements of Operations does not include amortization of initial payments for new contracts which is recorded as a contra-revenue within "Transaction and processing service fees." Also not included is amortization related to equity method investments which is netted within the "Equity earnings in affiliates" line. The following table presents the amounts associated with such amortization:

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2011	2010	2011	2010
Amortization of initial payments for new contracts	$11.5	$9.8	$31.2	$28.5
Amortization related to equity method investments	$4.1	$18.2	$37.8	$54.6

Revenue Recognition

The Company recognizes revenues from its processing services as such services are performed. Revenue is recorded net of certain costs such as credit and offline debit interchange fees and assessments charged by credit card associations. Debit network fees related to acquired personal identification number based debit ("PIN-debit") transactions are recognized in the "Reimbursable debit network fees, postage and other" revenue and expense lines of the Consolidated Statements of Operations. The following table presents the amounts associated with processing services revenue:

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2011	2010	2011	2010
Interchange fees and assessments	$4,936.6	$4,532.3	$14,318.6	$13,067.7
Debit network fees	$775.4	$713.6	$2,298.6	$2,027.1

New Accounting Guidance

In May 2011, the Financial Accounting Standards Board revised its guidance on fair value measurements. The amendment clarifies certain aspects of the Board's intent for the application of existing fair value measurement requirements and additionally changes certain requirements for measuring fair value or for disclosing information about fair value measurements. The amendments will be effective for the Company during the first quarter of 2012. Management is currently assessing the impact of the revised guidance on its fair value measurements.

In September 2011, the Financial Accounting Standards Board issued guidance related to testing goodwill for impairment. Under the amended guidance, an entity has the option of first assessing qualitative factors to determine whether events and circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is determined that the fair value is more likely than not greater than the carrying amount then the two-step impairment test is unnecessary. The amendments will be effective for the Company's 2012 annual impairment test with early adoption permitted. Management is currently assessing the impact of the revised guidance on its testing goodwill for impairment and is considering early adoption for its 2011 annual impairment test.